Equity-Based Compensation - Schedule of Assumptions to Estimate Fair Value of Stock Options, Presented on a Weighted Average Basis (Detail) - $ / shares	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Enterprise Incentive Shares
Risk-free interest rate				2.62%
Expected term (in years)				2 years 2 months 23 days
Expected volatility				70.30%
Expected dividend yield				0.00%
Stock Options
Risk-free interest rate	0.36%	1.09%	1.66%
Expected term (in years)	5 years 10 months 24 days	6 years	6 years
Expected volatility	76.10%	74.80%	72.90%
Expected dividend yield	0.00%	0.00%	0.00%
Fair value per share of common stock	$ 40.82	$ 10.13	$ 5.05